Financial performance, Earnings per Share (Details) - AUD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings used in calculating earnings per share [Abstract]
Basic and diluted loss	$ (12,583)	$ (10,326)	$ (5,446)
Weighted average number of ordinary shares used as the denominator [Abstract]
Issued ordinary shares - opening balance (in shares)	1,896,676,204	1,680,202,466	1,474,983,509
Effect of shares issued (in shares)	117,750,170	69,056,018	122,026,219
Weighted average number of ordinary shares (in shares)	2,014,426,374	1,749,258,484	1,597,009,728
Effect of dilution from options and rights on issue (in shares)	0	0	0
Weighted average number of ordinary shares at 30 June for basic EPS (in shares)	2,014,426,374	1,749,258,484	1,597,009,728
Basic loss per share attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.62)	$ (0.59)	$ (0.34)
Diluted loss per share attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.62)	$ (0.59)	$ (0.34)
Effect of dilution from options and rights (in shares)	35,597,029	76,171,508	53,324,084